UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      NS Advisors, LLC

Address:   274 Riverside Avenue
           Westport, Connecticut 06880


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Andrew R. Jones
Title:  Managing Member
Phone:  203-227-9898

Signature,  Place,  and  Date  of  Signing:

/s/ Andrew R. Jones                Westport, CT                       5/14/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $       99,966
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AFC ENTERPRISES                   COM            00104Q107     6024  561,380 SH       SOLE                SOLE      0    0
CASH AMERICA                      COM            14754D100     6276  158,954 SH       SOLE                SOLE      0    0
CBIZ                              COM            124805102     2493  379,442 SH       SOLE                SOLE      0    0
CENTER FINANCIAL CORPORATION      PRFD           15146E102     1050    1,050 SH       SOLE                SOLE      0    0
CHEM RX                           COM            163536105       86  404,650 SH       SOLE                SOLE      0    0
CNA SURETY                        COM            12612L108      235   13,229 SH       SOLE                SOLE      0    0
CORNELL COMPANIES                 COM            219141108    12979  708,863 SH       SOLE                SOLE      0    0
CORRECTIONS CORP OF AMERICA       COM            22025Y407     6229  313,628 SH       SOLE                SOLE      0    0
EZCORP                            COM            302301106     1030   50,000 SH       SOLE                SOLE      0    0
FIRST CASH FINANCIAL SVCS         COM            31945D107     8089  374,311 SH       SOLE                SOLE      0    0
FTI CONSULTING                    COM            30241C109     5827  148,188 SH       SOLE                SOLE      0    0
GEO GROUP                         COM            36159R103     2180  110,000 SH       SOLE                SOLE      0    0
GLOBAL CASH ACCESS                COM            378967103     5968  730,513 SH       SOLE                SOLE      0    0
H&R BLOCK                         COM            93671105      5989  336,481 SH       SOLE                SOLE      0    0
HEARTLAND PAYMENT SYSTEMS         COM            42235N108     5663  304,457 SH       SOLE                SOLE      0    0
HEWITT ASSOCIATES                 COM            42822Q100     7854  197,431 SH       SOLE                SOLE      0    0
LENDER PROCESSING SVCS            COM            52602E102     5464  144,742 SH       SOLE                SOLE      0    0
LIBERTY ACQUISITION HOLDINGS CORP COM            53015Y107     4817  487,580 SH       SOLE                SOLE      0    0
NAVIOS MARITIME ACQUISITION CORP  COM            Y62159101     3833  388,350 SH       SOLE                SOLE      0    0
NORTH ASIA INVESTMENT CORP        COM            G66202105      356   36,279 SH       SOLE                SOLE      0    0
PAPA JOHN'S                       COM            698813102     2185   85,000 SH       SOLE                SOLE      0    0
RENT-A-CENTER                     COM            76009N100     1793   75,800 SH       SOLE                SOLE      0    0
SYSCO CORPORATION                 COM            871829107     3546  120,200 SH       SOLE                SOLE      0    0